COMMITMENTS	12 Months Ended
Dec. 31, 2021
COMMITMENTS
COMMITMENTS	25. COMMITMENTS The Corporation’s purchase commitments as of December 31, 2021 totalled $438,000 and relate to equipment agreements at Keno Hill.